One Commerce Square
                                           Philadelphia, PA 19103

Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________



May 5, 1997

Filed via EDGAR
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Funds listed on Attachment A
     ____________________________


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the Post-Effective Amendments listed on Appendix A, the most recent post-effective amendments of the Funds listed on Appendix A. The Amendments were filed electronically with the Commission on April 28, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,



/s/Eric E. Miller
----------------
Eric E. Miller
Vice President/
Assistant Secretary

                               Attachment A


Voyageur Insured Funds, Inc. (Post-Effective Amendment No. 24)
1933 Act No. 33-11235
1940 Act No. 811-4977
CIK No. 809064
     Voyageur Arizona Insured Tax Free Fund
     Voyageur Colorado Insured Tax Free Fund
     Voyageur Minnesota Insured Fund

Voyageur Intermediate Tax Free Funds, Inc.  (Post-Effective
     Amendment No. 24)
1933 Act No. 2-99266
1940 Act No. 811-4364
CIK No. 773675
     Voyageur Arizona Limited Term Tax Free Fund
     Voyageur California Limited Term Tax Free Fund
     Voyageur Colorado Limited Term Tax Free Fund
     Voyageur Minnesota Limited Term Tax Free Fund

Voyageur Investment Trust (Post-Effective Amendment No. 12)
1933 Act No. 33-42827
1940 Act No. 811-6411
CIK No. 879342
     Voyageur California Insured Tax Free Fund
     Voyageur Florida Insured Tax Free Fund
     Voyageur Florida Tax Free Fund
     Voyageur Kansas Tax Free Fund
     Voyageur Missouri Insured Tax Free Fund
     Voyageur New Mexico Tax Free Fund
     Voyageur Oregon Insured Tax Free Fund
     Voyageur Utah Tax Free Fund
     Voyageur Washington Insured Tax Free Fund

Voyageur Investment Trust II (Post-Effective Amendment No. 4)
1933 Act No. 33-75112
1940 Act No. 811-8350
CIK No. 918945
     Voyageur Florida Limited Term Tax Free Fund

Voyageur Mutual Funds, Inc. (Post-Effective Amendment No. 17)
1933 Act No. 33-63238
1940 Act No. 811-7742
CIK No. 906236
     Voyageur Arizona Tax Free Fund
     Voyageur California Tax Free Fund
     Voyageur Iowa Tax Free Fund
     Voyageur Idaho Tax Free Fund
     Voyageur Minnesota High Yield Municipal Bond Fund
     Voyageur National High Yield Municipal Bond Fund
     Voyageur New York Tax Free Fund
     Voyageur Wisconsin Tax Free Fund

Voyageur Mutual Funds II, Inc. (Post-Effective Amendment No. 21)
1933 Act No. 33-11495
1940 Act No. 811-4989
CIK No. 809872
     Voyageur Colorado Tax Free Fund

Voyageur Tax Free Funds, Inc. (Post-Effective Amendment No. 28)
1933 Act No. 2-87910
1940 Act No. 811-3910
CIK No. 733362
     Voyageur Minnesota Tax Free Fund
     Voyageur North Dakota Tax Free Fund